Cover	Oct. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-42787
Entity Registrant Name	Quantumsphere Acquisition Corporation
Entity Central Index Key	0002070900
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 349
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	574-4425
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	QUMSU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, $0.0001 par value
Trading Symbol	QUMS
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-seventh of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-seventh (1/7) of one ordinary share
Trading Symbol	QUMSR
Security Exchange Name	NASDAQ